Leases - Lease Commitments on Equipment (Detail) - USD ($) $ in Thousands	Aug. 02, 2015	Feb. 01, 2015
Operating Leased Assets [Line Items]
2015	$ 68,124	$ 63,282
2016	67,675	62,142
2017	65,497	60,937
2018	61,447	57,239
2019	54,288	51,790
Thereafter	415,095	366,670
Total	$ 732,126	662,060
Operating Lease Amendment [Member]
Operating Leased Assets [Line Items]
2015		778
2016		336
2017		107
2018		2
2019		0
Thereafter		0
Total		$ 1,223